Assets held for sale - Schedule of net loss and comprehensive loss from discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses
General and administrative	$ 10,058,083	$ 8,407,427
Depreciation and amortization	3,900,458	1,943,048
Other income	3,691	40,454
Net loss from discontinued operations	(3,347,561)	(5,048,557)
Cobourg facility
Disclosure Of Assets Held For Sale [Line Items]
Revenue	14,514	193,416
Cost of revenue	1,032,010	1,473,839
Gross loss before fair value adjustments	(1,017,496)	(1,280,423)
Fair value adjustments on inventory sold	(945)	16,738
Unrealized loss on changes in fair value of biological assets	166,886	513,625
Gross loss	(1,183,437)	(1,810,786)
Expenses
General and administrative	1,665,541	2,735,286
Depreciation and amortization	90,340	424,199
Impairment of property, plant and equipment	387,474	132,273
Total operating expenses	2,143,355	3,291,758
Loss from discontinued operations	(3,326,792)	(5,102,544)
Other income	(79,568)	(53,987)
Loss on sale of equipment	100,337	0
Net loss from discontinued operations	$ (3,347,561)	$ (5,048,557)